CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 551,629	$ 242,952
Marketable securities		307,814
Restricted cash	1,812	2,270
Accounts receivable, net of allowance of $1,182 and $1,896 as of December 31, 2010 and March 31, 2011, respectively	59,993	60,216
Prepaid expenses	12,771	12,161
Deferred income taxes, net	53,374	45,661
Other current assets	14,025	14,802
Total current assets	693,604	685,876
Long-term marketable securities		12,304
Property and equipment, net	243,935	241,111
Deferred income taxes, net	165,761	189,037
Purchased intangible assets, net	146,388	135,364
Goodwill	280,275	259,046
Other long-term assets	1,130	1,240
Total assets	1,531,093	1,523,978
Current liabilities:
Accounts payable	20,659	17,272
Accrued payroll and related expenses	15,402	18,402
Accrued interest	17,152	8,622
Other accrued liabilities	66,399	67,007
Deferred revenue	43,779	40,921
Current portion of long-term debt	247,230	243,069
Total current liabilities	410,621	395,293
Convertible senior notes, net of discount of $12,722 as of December 31, 2010		243,069
Long-term debt, net of current portion	350,970	351,251
Other long-term liabilities	16,963	19,566
Total liabilities	778,554	766,110
Stockholders' equity:
Convertible preferred stock, $0.01 par value, 100,000 shares authorized, 0 shares issued and outstanding as of December 31, 2010 and March 31, 2011
Common stock, $0.01 par value, 300,000 shares authorized, 191,825 and 192,562 shares issued as of December 31, 2010 and March 31, 2011, respectively, and 108,382 and 107,012 shares outstanding as of December 31, 2010 and March 31, 2011, respectively	1,926	1,918
Additional paid-in capital	2,056,984	2,061,555
Accumulated deficit	(631,872)	(648,235)
Treasury stock, at cost, 83,340 and 83,443 shares, respectively, as of December 31, 2009 and 2010	(674,499)	(657,611)
Accumulated other comprehensive income		241
Total stockholders' equity	752,539	757,868
Total liabilities and stockholders' equity	$ 1,531,093	$ 1,523,978